Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities:
Net income	$ 12,211		$ 7,371	$ 3,753
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	12,210		11,507	13,432
Deferred income taxes	491	[1]	683	235
Equity in loss of joint venture	39		2	6
(Gain) on sale of equipment and real estate	(363)		(325)	(1,020)
(Income) from discontinued operations, net	(5,222)		(315)	4,155
Stock-based compensation	704		804	868
Net changes in operating assets and liabilities:
Accounts receivable	(762)		(654)	4,548
Inventory of parts and supplies	(456)		(49)	197
Prepaid expenses and other current assets	(131)		91	733
Other assets	(125)		(1,052)	(155)
Accounts payable and accrued liabilities	1,290		(53)	(4,612)
Income taxes payable and receivable	1,140	[1]	(3,285)	2,355
Long-term insurance liabilities and other long-term liabilities	217		(335)	(154)
Net cash provided by operating activities of continuing operations	21,243		14,390	24,341
Net cash (used in) provided by operating activities of discontinued operations	(642)		(1,041)	632
Net cash provided by operating activities	20,601		13,349	24,973
Cash flows from investing activities:
Purchase of transportation group property and equipment	(6,743)		(6,568)	(3,298)
Investments in mining royalty land segment	0		(59)	(14)
Investments in developed property rentals segment	(11,129)	[1]	(4,076)	(10,812)
Investment in joint venture	(114)		(495)	(475)
Proceeds from the sale of property, plant and equipment	763		833	1,181
Proceeds received on note for sale of SunBelt	5,620		1,185	0
Net cash used in investing activities of continuing operations	(11,603)		(9,180)	(13,418)
Net cash provided by investing activities of discontinued operations	0		0	38	[2]
Net cash used in investing activities	(11,603)		(9,180)	(13,380)
Cash flows from financing activities:
Repayment of long-term debt	(4,588)		(4,293)	(4,019)
Repurchase of Company Stock	(1,395)		0	0
Excess tax benefits from exercises of stock options and vesting of restricted stock	322		740	80
Exercise of employee stock options	538		732	371
Net cash used in financing activities	(5,123)		(2,821)	(3,568)
Net increase in cash and cash equivalents	3,875		1,348	8,025
Cash and cash equivalents at beginning of period	17,151		15,803	7,778
Cash and cash equivalents at end of the period	21,026		17,151	15,803
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	3,346		3,928	3,482
Cash paid during the year for income taxes	$ 2,411		$ 6,043	$ 4,077

[1]	The Company recorded a non-cash transaction from an exchange of real estate of $4,941 in December 2010 along with a related deferred tax liability of $1,792 and a $2,126 permanent tax benefit on the value of donated minerals and aggregates which was recorded as a $303 receivable and $1,823 deferred tax.
[2]	The Company recorded a non-cash transaction for notes receivable from the sale of its flatbed trucking company, Sunbelt Transport, Inc. for $6,890 in August 2009.